Financial Instruments and Financial Risk Management - Collateral Not Offset Against Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Collateral posted with counterparties	$ 4	$ 29
Cash collateral held representing an obligation	$ 0	$ 0